Summary of Significant Accounting Policies - Internal Use Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Software purchased from third parties and capitalized	$ 2,115	$ 3,307
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful life	3 years